COMMON STOCK	3 Months Ended
Sep. 30, 2023
Equity [Abstract]
COMMON STOCK

NOTE 10 – COMMON STOCK

During the three months ended September 30, 2023, Quick Capital LLC converted $21,898 of its note payable along with $4,121 of accrued interest into 21,582,313 shares of common stock.

During the three months ended September 30, 2023, AES converted $12,500 of its note payable along with $684 of accrued interest into 6,105,029 shares of common stock.

During the three months ended September 30, 2023, Geneva Roth converted 75,138 shares of Series C preferred stock into 53,371,284 shares of common stock. The Company recognized a loss on conversion of $140,853.